Fair Value Measurements (Additional Information) (Details) - USD ($) $ in Thousands					12 Months Ended
	Sep. 30, 2023	Apr. 30, 2023	Nov. 30, 2022	Jun. 02, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Oramed note discount rate					13.05%
Aggregate Principle amount of issued debt		$ 25,000
Warrants outstanding					6,854,309	6,899,988
Change in fair value of debt and liability instruments					$ 4,400
(Gain) loss on derivative liability					(512)	$ 8,310	$ (300)
Liabilities, Fair Value Adjustment				$ 30,400
Risk Adjusted Net Sales Forecast								6.10%
Debt Securities, Available-for-Sale, Weighted Average Yield								21.50%
Common stock upon conversation of cash					$ 3,000
Discount rate of FDA					10.20%
Development Milestone Payment					$ 200	200
Derivative warrant liability private warrants					1,500
Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
(Gain) loss on derivative liability					500	$ 8,300	$ (300)
Oramed Note
Subsidiary, Sale of Stock [Line Items]
Estimated fair value					104,100
Aggregate Principle amount of issued debt	$ 101,900
Change in fair value of debt and liability instruments					$ 2,800
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding					3,613,383
Derivative warrant liability private warrants			$ 2,500